Biological assets (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Biological assets
Depreciation expenses of biological assets	$ 621,149	$ 932,784	$ 873,358
Biological assets descriptions	Company owned 27 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles